Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Property and equipment, gross	$ 351,605	$ 348,405	$ 340,220
Less: accumulated depreciation and amortization	(196,580)	(143,469)	(725,169)
Property and equipment, net	155,025	204,936	267,701
Machinery and Equipment [Member]
Property and equipment, gross	234,706	231,506	231,506
Computer Equipment [Member]
Property and equipment, gross	12,448	12,448	12,448
Furniture and Fixtures [Member]
Property and equipment, gross	97,451	97,451	89,266
Leasehold Improvements [Member]
Property and equipment, gross	$ 7,000	$ 7,000	$ 7,000